	LDR REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments		March 31, 2022 (unaudited)
79.03%	COMMON STOCKS	Shares	Fair Value

19.95%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc. . . . . . .	69,636	$ 1,614,859
	Digital Bridge Group, Inc. . . . . . . .	173,400	1,248,480
	The Howard Hughes Corp.* . . . . .	15,400	1,595,594
	iStar, Inc. . . . . . . . . . . . . . .	54,900	1,285,209
	Kennedy-Wilson Holdings, Inc. . . . .	76,095	1,855,957
	Phillips Edison & Co., Inc. . . . . . . . . . . . . .	36,462	1,253,928
			8,854,027
6.28%	HEALTHCARE
	Healthcare Trust of America, Inc. . . .	42,300	1,325,682
	Healthpeak Properties, Inc. . . . . . .	42,600	1,462,458
			2,788,140
10.04%	HOTEL
	Hersha Hospitality Trust - Class A* . . .	175,373	1,592,387
	Pebblebrook Hotel Trust . . . . . . .	59,800	1,463,904
	Ryman Hospitality Properties, Inc.* . .	15,100	1,400,827
			4,457,118
7.56%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust . . . . . . .	136,800	1,934,352
	STAG Industrial, Inc. . . . . . . . . .	34,400	1,422,440
			3,356,792
4.51%	REAL ESTATE
	Highwoods Properties, Inc. . . . . . .	25,700	1,175,518
	Piedmont Office Realty Trust, Inc. . . . . . .	47,900	824,838
			2,000,356
23.74%	RESIDENTIAL
	American Campus . . . . . . . . .	21,900	1,225,743
	Apartment Income REIT Corp. . . . .	29,500	1,577,070
	CatchMark Timber Trust, Inc. - Class A .	190,400	1,561,280
	Century Communities, Inc. . . . . . .	20,700	1,108,899
	Forestar Group, Inc.* . . . . . . . . .	48,802	866,724
	Independence Realty Trust, Inc. . . . .	42,300	1,118,412
	UMH Properties, Inc. . . . . . . . . .	61,700	1,517,203
	Veris Residential, Inc.* . . . . . . . .	89,900	1,563,361
			10,538,692

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QUARTERLY REPORT

	LDR REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments - continued		March 31, 2022 (unaudited)
6.95%	RETAIL	Shares	Fair Value

	Brixmor Property Group, Inc. . . . . .	60,300	$ 1,556,343
	Urban Edge Properties . . . . . . .	79,900	1,526,090
			3,082,433
79.03%	TOTAL COMMON STOCKS . . . . . . . . . . . . .		35,077,558
8.10%	PREFERRED STOCKS
1.51%	CONVERTIBLE
	RPT Realty, Series D, 7.250% . . . . .	11,269	668,026
2.10%	DIVERSIFIED/OTHER
	DigitalBridge Group, Inc., Series H,
	7.500% . . . . . . . . . . . . .	18,449	455,137
	iStar Financial, Inc., Series I, 7.500% . .	18,995	476,395
1.01%	FINANCIAL		931,532

	New Residential Investment Corp.,
	Series D, 7.000 . . . . . . . . . .	18,502	447,563
1.07%	HEALTHCARE
	Healthcare Trust Inc., Series B, 7.125% .	18,900	476,847
1.41%	HOTEL
	Hersha Hospitality Trust, Series C,
	6.875% . . . . . . . . . . . . .	5,800	135,372
	Hersha Hospitality Trust, Series D,
	6.500% . . . . . . . . . . . . .	22,100	489,515
			624,887
1.00%	REAL ESTATE
	City Office Reit, Series A, 6.625% . . .	17,416	445,850
8.10%	TOTAL PREFERRED STOCKS . . . . . . . . . . . .		3,594,705
87.13%	TOTAL LONG POSITIONS . . . . . . . . . . . . .		38,672,263
12.72%	MONEY MARKET FUNDS
	Money Market Fiduciary 0.0685%** . .	5,644,089	5,644,089

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QUARTERLY REPORT

	LDR REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments - continued		March 31, 2022 (unaudited)
99.84%	NET INVESTMENTS IN SECURITIES . . .	Shares	Fair Value
		. . . . . .	$ 44,316,352
0.16%	Other assets, net of liablities . . . . . . . . . . . . .		70,137
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . .		$44,386,489
-3.95%	SECURITIES SOLD SHORT
-3.95%	EXCHANGE TRADED FUNDS
	iShares U.S. Real Estate ETF . . . . .	8,000	(865,760)
	Vanguard Real Estate ETF . . . . . .	8,200	(888,634)
			(1,754,394)

-3.95%	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT . .		(1,754,394)

*Non-income producing

**Effective 7 day yield as of March 31, 2022

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QUARTERLY REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments - continued	March 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Common Stocks . . . .	Prices	Inputs	Inputs	Total
	$35,077,558	$—	$—	$35,077,558
Preferred Stocks . . . .	3,594,705	—	—	3,594,705
Money Market Funds . .	5,644,089	—	—	5,644,089
Net Investments in
Securities . . . . . .	$44,316,352	$—	$—	$44,316,352

Sold Short . . . . . . .	(1,754,394)	—	—	(1,754,394)
	$(1,754,394)	—	—	$(1,754,394)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2022.

At March 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $32,962,453 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . . .	$9,845,644
Gross unrealized depreciation . . . . . .	(246,139)
Net unrealized appreciation . . . . . . .	$9,599,505

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QUARTERLY REPORT